Supplement dated March 1, 2001
                                       to
                        Prospectuses dated March 1, 2001
                                     of the
                                Defensive Series
                             Blended Asset Series I
                             Blended Asset Series II
                             Maximum Horizon Series
                               Tax Managed Series
                                PureMarkSM Series


The Exeter Fund, Inc. (the "Fund") plans to outsource certain mutual fund operations functions beginning on March 26,2001 (the "Conversion Date"). The prospectuses for the above Series (the "Series"), although dated March 1, 2001, provide information onhow to buy, exchange, and redeem shares after the Conversion Date. Until the Conversion Date, the section entitled
"How to Buy, Exchange,and Redeem Shares" in each of the prospectuses dated March 1, 2001 (the "Prospectuses") of the Series of the Fund is amended and supplemented by the following:

HOW  TO  BUY,  EXCHANGE,  AND  REDEEM  SHARES

How  to  buy  shares
--------------------

The minimum initial investment in each Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price.
Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. Each Series reserves the right to reject purchase orders or to stop offering its  shares  without  notice  to  shareholders.

By  mail
Opening  an  account
     Send a check payable to Exeter Fund, Inc. with the completed original account application.
The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

     To  request  an  account  application,  call  the  Fund  at 1-800-466-3863.

Adding  to  an  account
     Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and  the  account  name  and  number.

By  Wire
Opening  or  adding  to  an  account
     After the Fund has received your completed account application, you may wire funds to open or add shares to your account.  Before sending a wire, call 1-800-466-3863 for wire instructions.

Automatic  Investment  Plan
You may participate in the automatic investment plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  exchange  shares
-------------------------

You may exchange Class A shares of a Series for Class A shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, generally 4:00 p.m. New York time, exchange requests will be executed at that day's share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged
$15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

By  mail
                 Send a letter of instruction to Exeter Fund, Inc., at the address on the previous page, signed by each registered account owner, exactly as your names appear on the account registration.

              Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.

              Provide  both  account  numbers.

By  telephone

             Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

             Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.

             Provide  both  account  numbers.

             The Fund may ask for identification, and all telephone transactions are recorded.

How  to  redeem  shares
-----------------------

All orders to redeem shares received in good order by the distributor, transfer agent or other agent before the close of trading on the NYSE, generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. Each Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

By  mail

              Send a letter of instruction to Exeter Fund, Inc., at the address on the previous page signed by each registered account  owner.

              State the name of the Series, the class and number of shares or dollar amount to be sold.

              Provide  the  account  number.

              Signature  guarantees  may  be  required.

              Additional documentation may be required (call the Fund for details).

                                   *  *  *  *

All  other  information  set  forth  in  the  Prospectus  remains  effective.

                         Supplement dated March 1, 2001
                                       to
                         Prospectuses dated May 1, 2000
                                     of the
                                Small Cap Series
                              International Series
                           World Opportunities Series
                           New York Tax Exempt Series
                             Ohio Tax Exempt Series
                          Diversified Tax Exempt Series


THE EXETER FUND, INC. (THE "FUND") PLANS TO OUTSOURCE CERTAIN MUTUAL FUND OPERATIONS FUNCTIONS BEGINNING ON MARCH 26, 2001.
  AS  OF  THAT  DATE,  THE  SECTION  ENTITLED  "HOW TO BUY, EXCHANGE, AND REDEEM
SHARES"  IN  EACH  OF  THE  PROSPECTUSES  DATED  MAY  1,  2000
(THE "PROSPECTUSES") OF THE SERIES OF THE FUND IS AMENDED AND SUPPLEMENTED BY THE FOLLOWING:

How  to  buy  shares
--------------------

The first two sentences of the second paragraph of the sub-section "How to buy shares" are removed and replaced with the following sentences:

All orders to purchase shares must be sent to the transfer agent at the address below or to an authorized financial intermediary.
Orders received in good order before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price.

The  remainder  of  the  section  is  removed  and  replaced  by  the following:

By  Mail
Opening  an  account
     Send a check payable to Exeter Fund, Inc. with the completed original account application to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Adding  to  an  account
     Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account  name  and  number  to  the  above  address.

By  Wire
Opening  or  adding  to  an  account
     After the Fund has received your completed account application, you may wire funds to open or add shares to your account.
     Before sending a wire, you must call 1-800-466-3863 to place an order and to obtain wire instructions.

By  Telephone
You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call
1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated
Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your Exeter Fund account two  business  days  after  your  call.

Automatic  Investment  Plan
You may participate in the automatic investment plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  exchange  shares
-------------------------

The second sentence of the first paragraph is removed and replaced with the following sentence:

All exchange orders received in good order by the transfer agent at the address below or by an authorized financial intermediary before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share prices.

The  remainder  of  the  paragraph  is  removed  and  replaced  as  follows:

By  Mail
     Send  a  letter  of  instruction  to  us  at  the  following  address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

     Each registered account owner must sign the letter, exactly as your names appear in the account registration.
     Provide the name of the current Series, class of shares, Series to exchange into, and the dollar amount to be exchanged.
     Provide  your  account  number.

By  Telephone
     Unless you have declined telephone privileges, call us at 1-800-466-3863. Provide the name of the current Series, class of shares, Series to exchange into,  and  the  dollar  amount  to  be  exchanged.
     Provide  your  account  number.
     We  may  ask  for  identification,  and  all  telephone calls are recorded.

How  to  redeem  shares
-----------------------

The first sentence of the first paragraph is removed and replaced with the following sentence:

All redemption requests received in good order by the transfer agent at the address below or by an authorized financial intermediary before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price.

The last sentence of the first paragraph in the same section is replaced with the following sentence:

You may not redeem shares that have been held in your account less than 10 business days, unless they were purchased by wire.

The  remainder  of  the  section  is  removed  and  replaced  by  the following:

By  Mail
     Send a letter of instruction to Exeter Fund, Inc. at the following address:

     Exeter  Fund,  Inc.
                           P.O.  Box  182454
                           Columbus,  OH  43218-2454

     Each  registered  account  owner  must  sign  the  letter.
     State the name of the Series, the class, and the number of shares or dollar amount to be sold.
     Provide  the  account  number.
     Signature guarantees will be required if the proceeds are to be sent to an address other than the address of record or a bank account that is already on file or if the amount to be redeemed is over $100,000.

By  Telephone
     Unless you have declined telephone privileges, call us at 1-800-466-3863. Provide the name of the Series in which you wish to sell shares, the class of  shares,  and  the  dollar  amount  to  be  redeemed.
     Provide  your  account  number.
     We may ask for identification, and all telephone calls are recorded. Redemption proceeds from sales requested by telephone will be sent only to the  address  of  record  or  a  bank  account  that is already on file with us.
     Amounts  over  $100,000  may only be sent to a pre-designated bank account.

The following is added as the first paragraph of the section entitled "Investment and Account Information":

Telephone  Transactions
-----------------------

When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

The two paragraphs in the sub-heading "Signature Guarantees" in the section "Investment and Account Information" are removed and replaced by the following:

Signature  Guarantees
---------------------

A signature guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A signature guarantee will also be required to change the account registration or for written redemption requests for amounts over $100,000.

You can obtain a signature guarantee from most brokers, banks, savings institutions or credit unions. Please note that you cannot get a  signature  guarantee  from  a  notary  public.


All other information set forth in the Prospectus remains effective, including the various subsections of the above-referenced sections for  which  no  changes  are  noted  above.